CLOUGH FUNDS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

March 10, 2017

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Clough Funds Trust (the “Registrant”) (File No. 333-204408), on behalf of the Clough Global Long/Short Fund (the “Fund”), a series of the Registrant

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2017, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 3 on February 28, 2017.

If you have any questions concerning the foregoing, please contact me at 720.917.0623.

Sincerely,

/s/ Abigail J. Murray
Abigail J. Murray, Esq.
Secretary

Enclosures